Property, Plant and Equipment: (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 12,408,524	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	12,408,524	18,985,828
Cost: Furniture and office equipment	529,648	529,648
Accumulated Depreciation: Furniture and office equipment	(511,518)	(501,190)
Net: Furniture and office equipment	18,130	28,458
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	0	0
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Cost: Mineral property		275,010
Accumulated Depreciation: Mineral property		0
Net: Mineral property		275,010
Total cost, property, plant and equipment	13,150,807	20,003,121
Total accumulated depreciation, property, plant and equipment	(710,153)	(699,825)
Total net, property, plant and equipment	$ 12,440,654	$ 19,303,296